Organization and Business	12 Months Ended
Dec. 31, 2023
Organization and Business [Abstract]
ORGANIZATION AND BUSINESS

Note 1 - ORGANIZATION AND BUSINESS

Top KingWin Ltd and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide three main corporate services, including corporate business training, corporate consulting, advisory and transaction services to its clients in the People’s Republic of China (the “PRC”).

Top KingWin Ltd (Referred as “KingWin”) is a holding company incorporated in Cayman Island on February 16, 2022 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Sky Kingwin Ltd (Referred as “KingWin BVI”) established under the laws of the British Virgin Islands on March 15, 2022. KingWin BVI is also a holding company holding all of the outstanding equity of SKY KINGWIN (HK) LIMITED (Referred as “KingWin HK”) which was incorporated in Hong Kong on April 19, 2022. KingWin HK is a holding company holding all of the outstanding equity of Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (Referred as “Tiancheng Jinhui”) which was established on October 25, 2018 under the law of the PRC.

Reorganization

A reorganization of the Company’s legal structure was completed on July 1, 2022, the former shareholders transferred their 100 % ownership interest in Tiancheng Jinhui to KingWin HK, which is 100 % owned by KingWin through KingWin BVI. After the reorganization, KingWin owns 100 % equity interests of KingWin BVI, KingWin HK and Tiancheng Jinhui. The controlling shareholder of KingWin is the same as that of Tiancheng Jinhui prior to the reorganization.

The reorganization involved the incorporation of KingWin, and its wholly owned subsidiaries, KingWin BVI, and KingWin HK; and the transfer of all equity ownership of Tiancheng Jinhui to KingWin HK from the former shareholders of Tiancheng Jinhui. Following the transfer, the Company issued 68,442 of Class A ordinary shares (“Class A Ordinary Share”) and 31,558 of Class B ordinary shares (“Class B Ordinary Shares”) with par value $0.0001 per share to the former shareholders of Tiancheng Jinhui.

As part of the reorganization, on January 10, 2023, the Company issued a total of 8,144,598 Class A Ordinary Shares and 3,755,402 Class B Ordinary Shares to its existing shareholders, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company. Ordinary shares outstanding after this issuance included (i) 8,213,040 Class A Ordinary Shares and (ii) 3,786,960 Class B Ordinary Shares.

The transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling-of-interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets were recognized in the transaction, and no goodwill was recognized as a result of the combination.

Details of the significant subsidiaries of the Company are set out below:

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company

Industry Insights Consulting Ltd	British Virgin Islands (“BVI”) Company	KingWin BVI (100% Hold)	Holding company

STRATEGIC RESEARCH SOLUTIONS LIMITED	Hong Kong (“HK”) Limited Company	Industry Insights Consulting Ltd (100% Hold)	Holding company

SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company

Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (formerly known as “Guangdong Tiancheng Education Consulting Co., Ltd.” and “Vipshop (Guangdong) Food Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Jingzhi Information Consulting Co., Ltd. (formerly known as “Shenzhen Goldman Sachs Investment Management Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	Strategic Research Solutions Limited HK (100% Hold)	Holding company

Shenzhen Zhongshun Trend Information Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Jingzhi Information Consulting Co., Ltd. (100% Hold)	Holding company

Shenzhen Zhongtou Business Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Zhongtou Industry Research Institute Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Zhongtou Industry Economic Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

On April 20, 2023, the Company consummated the initial public offering of 2,750,000 Class A Ordinary Shares, at a public offering price of $4.00 per share. The gross proceeds to the Company from the offering were $11,000,000, and the deferred offering costs, expenses allowances and expenses were $2,839,417. As a result, the net proceeds from initial public offering were $8,161,783.

In December 2023, Sky KingWin Ltd (referred to as “Buyer”) entered into an agreement with FutureScope Advisors LTD, Visionary Strategies LTD, Mr. Zhiliang Hu and Ms. Li Qian. This agreement allowed the Buyer to acquire 100% equity interest in Industrial Insights Consulting., Ltd. The Seller, consisting of FutureScope Advisors., Ltd (referred to as “Seller 1”), Visionary Strategies., Ltd (referred to as “Seller 2”), Mr. Zhiliang Hu (referred to as “Seller 3”), and Ms. Li Qian (referred to as “Seller 4”), collectively owned shares in Industry Insights Consulting., Ltd. Therefore, through the agreement with Industry Insights Consulting., Ltd, Sky KingWin Ltd obtained complete ownership of Industrial Insights Consulting., Ltd. The total cash transfer consideration of the transaction was $4,000,000.

The acquisition of the 100 % equity interest in Industrial Insights Consulting., Ltd was completed on December 20 2023 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The most significant variables in the valuation are discount rate, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows.

Therefore, based on this assessment, the transaction is considered the acquisition of a business rather than the purchase of assets. Consequently, goodwill amounting to $2,973,850 was recognized as a result of this business combination.